CONSOLIDATED STATEMENT OF CHANGES IN SHAREHOLDERS' EQUITY - BRL (R$) R$ in Thousands	Capital stock [member]	Capital reserve [member]	Profit reserves - Legal reserve [member]	Profit reserves - Reserve for expansion [member]	Profit reserves - Tax benefit reserve [member]	Treasury shares [member]		Accumulated other comprehensive income [member]	Retained earnings [member]	Total
Balance at beginning at Dec. 31, 2017	R$ 9,866,298	R$ 416,162	R$ 718,759	R$ 5,831,941	R$ 1,271,403	R$ (16,487)		R$ 989		R$ 18,089,065
Total comprehensive income for the year
Net income for the year									R$ 2,545,101	2,545,101
Remeasurement of post-employment benefit obligation								(142)		(142)
Total comprehensive income for the year								(142)	2,545,101	2,544,959
Total contribution from shareholders and distribution to shareholders
Stock options (note 24b)		(4,071)								(4,071)
Purchase of treasury shares, net of disposals						7,964				7,964
Allocation of net income for the year (note 24):
Legal reserve (note 24)			119,933						(119,933)
Interest on equity (note 24)									(849,994)	(849,994)
Tax benefit reserve (note 24)					146,455				(146,455)
Expansion reserve (note 24)				1,428,719					(1,428,719)
Unclaimed dividends (note 24)				6,914						6,914
Total contribution from shareholders and distribution to shareholders		(4,071)	119,933	1,435,633	146,455	7,964			(2,545,101)	(839,187)
Balance at end at Dec. 31, 2018	9,866,298	412,091	838,692	7,267,574	1,417,858	(8,523)		847		19,794,837
Total comprehensive income for the year
Net income for the year									3,622,127	3,622,127
Remeasurement of post-employment benefit obligation								(1,935)		(1,935)
Total comprehensive income for the year								(1,935)	3,622,127	3,620,192
Total contribution from shareholders and distribution to shareholders
Stock options (note 24b)		(1,441)								(1,441)
Purchase of treasury shares, net of disposals						5,319				5,319
Allocation of net income for the year (note 24):
Legal reserve (note 24)			171,398						(171,398)
Interest on equity (note 24)									(995,438)	(995,438)
Tax benefit reserve (note 24)					194,161				(194,161)
Expansion reserve (note 24)				2,261,130					(2,261,130)
Unclaimed dividends (note 24)				8,349						8,349
Total contribution from shareholders and distribution to shareholders		(1,441)	171,398	2,269,479	194,161	5,319			(3,622,127)	(983,211)
Balance at end at Dec. 31, 2019	9,866,298	410,650	1,010,090	9,537,053	1,612,019	(3,204)		(1,088)		22,431,818
Total comprehensive income for the year
Net income for the year									1,828,254	1,828,254
Other comprehensive income								(1,031)		(1,031)
Total comprehensive income for the year								(1,031)	1,828,254	1,827,223
Total contribution from shareholders and distribution to shareholders
Corporate restructure (note 1)	3,611,593	(20,892)	(57,604)	(3,535,824)		5,456		(2,729)
Stock options (note 24b)		7,425								7,425
Purchase of treasury shares, net of disposals						(7,089)				(7,089)
Allocation of net income for the year (note 24):
Legal reserve (note 24)			83,708						(83,708)
Interest on equity (note 24)									(1,083,000)	(1,083,000)
Tax benefit reserve (note 24)					169,541				(169,541)
Expansion reserve (note 24)				492,005					(492,005)
Unclaimed dividends (note 24)				6,368						6,368
Total contribution from shareholders and distribution to shareholders	3,611,593	(13,467)	26,104	(3,037,451)	169,541	(1,633)		(2,729)	(1,828,254)	(1,076,296)
Balance at end at Dec. 31, 2020	R$ 13,477,891	R$ 397,183	R$ 1,036,194	R$ 6,499,602	R$ 1,781,560	R$ (4,837)	[1]	R$ (4,848)		R$ 23,182,745

[1]	On September 28, 2020, at a meeting of the Board of directors, and the directors of the Company has become aware of the payments relating to the awards of the 2018 and 2019, based on the transfer of shares held in treasury stock to the beneficiaries as provided for in the Plans and pursuant to the terms of the share buyback Program as approved by the Board of Directors of TIM Participacoes S.A. (merged into TIM S.A.) in the meeting held on the 29th of July 2020, in the amount of 357,379 shares.